CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net income	$ 1,334	$ 841
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	494	538
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	419	478
Loss on disposal of assets	3	0
Undistributed income (loss) of unconsolidated subsidiaries	5	(4)
Other non-cash items	150	109
Changes in operating assets and liabilities:
Provisions	(144)	(85)
Deferred income taxes	(445)	7
Trade and financing receivables related to sales, net	55	448
Inventories, net	(1,058)	(848)
Trade payables	(501)	(35)
Other assets and liabilities	(456)	(253)
Net cash provided by (used in) operating activities	(144)	1,196
Investing activities:
Additions to retail receivables	(3,027)	(3,040)
Collections of retail receivables	3,218	3,029
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	10	3
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(325)	(293)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(944)	(959)
Other	41	265
Net cash used in investing activities	(1,027)	(995)
Financing activities:
Proceeds from long-term debt	9,986	11,298
Payments of long-term debt	(10,190)	(12,439)
Net increase in other financial liabilities	235	219
Dividends paid	(280)	(240)
Other	(45)	(156)
Net cash used in financing activities	(294)	(1,318)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(173)	(262)
Decrease in cash and cash equivalents and restricted cash	(1,638)	(1,379)
Cash and cash equivalents and restricted cash, beginning of year	5,803	6,200
Cash and cash equivalents and restricted cash, end of period	$ 4,165	$ 4,821